UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend Achievers™ Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Strategic Dividend Achievers™ Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Strategic Dividend Achievers™ Trust (BDT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products—0.9%
Masco Corp.	249,200	$2,561,776

Capital Markets—2.6%
Eaton Vance Corp.	171,324	5,132,867
Federated Investors, Inc.	111,946	2,375,494

		7,508,361

Chemicals—1.6%
RPM International, Inc.	159,900	3,001,323
Stepan Co.	25,350	1,673,354

		4,674,677

Commercial Banks—9.6%
BancFirst Corp.	29,099	1,198,297
BancorpSouth, Inc.	122,154	1,790,778
Bank of Hawaii Corp.	100,300	4,995,943
Bank of the Ozarks, Inc.	46,159	1,728,654
Chemical Financial Corp.	56,145	1,260,455
Community Bank System, Inc.	69,100	1,710,225
Community Trust Bancorp, Inc.	41,415	1,138,084
Cullen/Frost Bankers, Inc.	97,038	5,357,468
Iberiabank Corp.	24,585	1,277,437
S&T Bancorp, Inc.	32,300	655,690
Trustmark Corp.	62,208	1,368,576
United Bankshares, Inc.	91,775	2,343,016
Valley National Bancorp	130,355	1,891,451
WesBanco, Inc.	60,700	1,053,145

		27,769,219

Commercial Services & Supplies—4.9%
ABM Industries, Inc.	137,430	2,982,231
Avery Dennison Corp.	79,841	2,862,300
McGrath RentCorp	54,761	1,277,026
Mine Safety Appliances Co.	72,700	1,821,135
Pitney Bowes, Inc.	218,075	5,323,211

		14,265,903

Computers & Peripherals—0.9%
Diebold, Inc.	88,830	2,542,315

Construction Materials—2.6%
Martin Marietta Materials, Inc.	43,900	3,749,060
Vulcan Materials Co.	82,800	3,745,872

		7,494,932

Containers & Packaging—2.5%
Bemis Co., Inc.	98,262	2,943,929
Myers Industries, Inc.	118,448	936,924
Sonoco Products Co.	102,500	3,351,750

		7,232,603

Distributors—0.5%
Genuine Parts Co.	35,554	1,522,778

Diversified Consumer Services—1.8%
H&R Block, Inc.	326,921	5,126,121

Diversified Telecommunication—1.0%
CenturyTel, Inc.	83,800	2,984,956

Electric Utilities—2.2%
MGE Energy, Inc.	41,171	1,542,677
Northeast Utilities	170,900	4,757,856

		6,300,533

Electrical Equipment—3.4%
AO Smith Corp.	37,214	2,034,861
Brady Corp.	114,791	3,192,338
Roper Industries, Inc.	73,700	4,606,250

		9,833,449

Energy Equipment & Services—1.0%
Helmerich & Payne, Inc.	69,540	2,818,456

Food & Staples Retailing—1.8%
Casey’s General Stores, Inc.	39,000	1,491,750

Common Stocks	Shares	Value

Food & Staples Retailing—(concluded)
SUPERVALU, Inc.	333,500	$3,761,880

		5,253,630

Food Products—5.0%
Hormel Foods Corp.	148,244	6,362,633
J.M. Smucker Co. (The)	39,105	2,402,220
Lancaster Colony Corp.	48,400	2,512,928
McCormick & Co., Inc.	77,000	3,028,410

		14,306,191

Gas Utilities—10.4%
Atmos Energy Corp.	95,662	2,774,198
Energen Corp.	65,200	2,897,488
National Fuel Gas Co.	70,100	3,368,305
New Jersey Resources Corp.	126,300	4,714,779
Northwest Natural Gas Co.	82,321	3,902,839
Piedmont Natural Gas Co.	103,200	2,747,184
South Jersey Industries, Inc.	81,800	3,821,696
UGI Corp.	108,522	2,925,753
WGL Holdings, Inc.	81,685	2,947,195

		30,099,437

Health Care Equipment & Supplies—2.2%
Beckman Coulter, Inc.	45,391	2,080,270
Meridian Bioscience, Inc.	67,581	1,298,231
Teleflex, Inc.	54,400	3,082,848

		6,461,349

Household Durables—3.8%
Fortune Brands, Inc.	30,589	1,342,245
Leggett & Platt, Inc.	149,433	3,114,184
Stanley Black & Decker, Inc.	113,548	6,588,055

		11,044,484

Industrial Conglomerates—1.0%
Otter Tail Corp.	57,361	1,178,769
Raven Industries, Inc.	45,281	1,586,193

		2,764,962

Insurance—6.4%
Arthur J. Gallagher & Co.	111,000	2,821,620
Cincinnati Financial Corp.	189,042	5,208,107
Erie Indemnity Co., Class A	70,000	3,432,100
Harleysville Group, Inc.	48,800	1,536,224
Mercury General Corp.	58,800	2,536,044
Old Republic International Corp.	237,020	2,965,120

		18,499,215

Leisure Equipment & Products—1.4%
Polaris Industries, Inc.	66,700	3,981,990

Machinery—5.8%
Badger Meter, Inc.	60,000	2,349,600
Dover Corp.	58,875	2,824,234
Graco, Inc.	45,400	1,433,278
NACCO Industries, Inc.	26,900	2,395,176
Pentair, Inc.	152,900	5,229,180
Tennant Co.	62,702	2,352,579

		16,584,047

Media—0.5%
Meredith Corp.	43,693	1,387,253

Multi-Utilities—6.1%
Black Hills Corp.	59,600	1,902,432
Integrys Energy Group, Inc.	80,500	3,811,675
MDU Resources Group, Inc.	192,000	3,792,000
NSTAR	144,700	5,377,052
Vectren Corp.	113,950	2,822,541

		17,705,700

Multiline Retail—0.8%
Family Dollar Stores, Inc.	56,500	2,336,275

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs)—9.8%
Federal Realty Investment Trust	38,700	$3,025,953
Getty Realty Corp.	96,890	2,321,484
Home Properties, Inc.	90,234	4,481,923
Liberty Property Trust	64,500	2,044,650
National Retail Properties, Inc.	93,041	2,151,108
Realty Income Corp.	70,918	2,275,759
Sovran Self Storage, Inc.	38,680	1,423,424
Tanger Factory Outlet Centers	34,700	1,551,090
UDR, Inc.	148,800	3,141,168
Universal Health Realty Income Trust	54,325	1,807,936
Washington REIT	65,400	1,984,890
Weingarten Realty Investors	99,132	2,098,624

		28,308,009

Semiconductors & Semiconductor Equipment—1.7%
Linear Technology Corp. (a)	152,100	4,848,948

Tobacco—2.4%
Universal Corp.	73,608	3,264,515
Vector Group Ltd.	188,700	3,575,865

		6,840,380

Trading Companies & Distributors—0.7%
Fastenal Co.	41,592	2,041,335

Water Utilities—3.3%
American States Water Co.	32,925	1,161,594
Aqua America, Inc.	253,000	4,930,970
California Water Service Group	33,459	1,189,467
Middlesex Water Co.	68,700	1,136,985
SJW Corp.	45,800	1,139,962

		9,558,978

Total Long-Term Investments (Cost—$290,696,214)—98.6%		284,658,262

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	7,253,988	7,253,988

Total Short-Term Securities (Cost—$7,253,988)—2.5%		7,253,988

Total Investments Before Outstanding Options Written (Cost—$297,950,202*)—101.1%		291,912,250

Options Written	Contracts

Exchange-Traded Call Options Written—(0.4)%
Aqua America, Inc., Strike Price USD 17.50, Expires 8/23/10	510	(105,825)
Arthur J. Gallagher & Co., Strike Price USD 25, Expires 9/20/10	220	(22,000)
Atmos Energy Corp., Strike Price USD 28.50, Expires 8/16/10	100	(19,195)
Bank of the Ozarks, Inc., Strike Price USD 35, Expires 8/23/10	92	(24,610)
Beckman Coulter, Inc., Strike Price USD 65, Expires 9/20/10	90	(900)
Brady Corp., Strike Price USD 25, Expires 9/20/10	115	(37,663)
Brady Corp., Strike Price USD 30, Expires 9/20/10	116	(6,090)
Community Bank System, Inc., Strike Price USD 25, Expires 8/23/10	145	(9,062)
Cullen/Frost Bankers, Inc., Strike Price USD 55, Expires 10/18/10	195	(40,950)
Diebold, Inc., Strike Price USD 30, Expires 9/20/10	178	(4,525)
Dover Corp., Strike Price USD 45, Expires 9/20/10	120	(45,600)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Eaton Vance Corp., Strike Price USD 30, Expires 8/23/10	340	$(32,300)
Family Dollar Stores, Inc., Strike Price USD 38, Expires 8/23/10	110	(39,050)
Fastnel Co., Strike Price USD 55, Expires 8/23/10	84	(840)
Federal Realty Investment Trust - REIT, Strike Price USD 75, Expires 8/23/10	78	(33,930)
Fortune Brands, Inc., Strike Price USD 45, Expires 9/20/10	61	(7,015)
Genuine Parts Co., Strike Price USD 40, Expires 8/23/10	72	(20,160)
Getty Realty Corp., Strike Price USD 22.50, Expires 9/20/10	194	(36,375)
H&R Block, Inc., Strike Price USD 15, Expires 8/23/10	220	(19,800)
H&R Block, Inc., Strike Price USD 16, Expires 8/23/10	435	(13,050)
Helmerich & Payne, Inc., Strike Price USD 45, Expires 8/23/10	139	(1,390)
Home Properties, Inc., Strike Price USD 50, Expires 8/23/10	180	(19,350)
Iberiabank Corp., Strike Price USD 55, Expires 8/23/10	50	(1,750)
Integrys Energy Group, Inc., Strike Price USD 45, Expires 8/23/10	160	(44,800)
J.M. Smuckers Co. (The), Strike Price USD 65, Expires 9/20/10	80	(4,400)
Lancaster Co. Corp., Strike Price USD 56, Expires 8/02/10	100	—
Linear Technology Corp., Strike Price USD 31, Expires 9/20/10	280	(47,600)
Linear Technology Corp., Strike Price USD 32, Expires 8/23/10	20	(1,300)
Mine Safety Appliances Co., Strike Price USD 27, Expires 8/23/10	145	(922)
National Fuel Gas Co., Strike Price USD 50, Expires 8/23/10	145	(8,337)
National Retail Properties, Inc., Strike Price USD 22.50, Expires 9/20/10	190	(24,225)
Northwest Natural Gas Co., Strike Price USD 48, Expires 8/27/10	50	(5,950)
Old Republic International Corp., Strike Price USD 13, Expires 9/24/10	470	(12,876)
Polaris Industries, Inc., Strike Price USD 65, Expires 9/20/10	135	(15,862)
Realty Income Corp., Strike Price USD 32.50, Expires 9/20/10	140	(12,246)
Roper Industries, Inc., Strike Price USD 60, Expires 8/23/10	150	(48,750)
South Jersey Industries, Inc., Strike Price USD 45, Expires 9/20/10	40	(9,100)
Stanley Black & Decker, Inc., Strike Price USD 55, Expires 9/20/10	230	(98,900)
Tanger Factory Outlet Centers, Strike Price USD 45, Expires 9/20/10	70	(12,425)
Trustmark Corp, Strike Price USD 22.50, Expires 8/23/10	124	(7,440)
United Bankshares, Inc., Strike Price USD 27.50, Expires 9/20/10	180	(4,497)
Universal Corp., Strike Price USD 40, Expires 8/23/10	75	(34,500)
Universal Corp., Strike Price USD 45, Expires 8/23/10	70	(7,525)
Vectren Corp., Strike Price USD 23, Expires 8/06/10	140	(24,780)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Vulcan Materials Co., Strike Price USD 44, Expires 9/20/10	165	$(46,200)
Washington REIT, Strike Price USD 30, Expires 10/18/10	135	(21,938)
Weingarten Realty Investors - REIT, Strike Price USD 20, Expires 9/20/10	198	(34,650)
WGL Holdings, Inc., Strike Price USD 35.50, Expires 8/16/10	165	(10,814)

Total Exchange-Traded Call Options Written		(1,081,467)

Over-the-Counter Call Options Written—(0.4)%
ABM Industries, Inc., Strike Price USD 22.39, Expires 9/23/10, Broker Morgan Stanley & Co., Inc.	28,000	(21,687)
American States Water Co., Strike Price USD 32.94, Expires 8/17/10, Broker Credit Suisse First Boston	3,200	(8,096)
American States Water Co., Strike Price USD 34.90, Expires 8/17/10, Broker JPMorgan Chase Securities	3,400	(4,023)
AO Smith Corp., Strike Price USD 49.54, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	7,500	(38,648)
Atmos Energy Corp., Strike Price USD 28.36, Expires 8/27/10, Broker Credit Suisse First Boston	10,000	(24,430)
Avery Denninson, Strike Price USD 32.36, Expires 8/06/10, Broker Morgan Stanley & Co., Inc.	16,000	(55,840)
Badger Meter, Inc., Strike Price USD 40.04, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	12,000	(9,011)
Bancfirst Corp., Strike Price USD 37.58, Expires 8/09/10, Broker Credit Suisse First Boston	5,800	(21,100)
BancorpSouth, Inc., Strike Price USD 19.31, Expires 8/13/10, Broker Credit Suisse First Boston	24,500	(11)
Bank of Hawaii Corp., Strike Price USD 49.74, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	20,000	(16,617)
Bemis Co., Strike Price USD 27.50, Expires 8/09/10, Broker UBS Securities LLC	19,000	(46,740)
Black Hills Corp., Strike Price USD 29.61, Expires 8/13/10, Broker UBS Securities LLC	12,000	(27,720)
California Water Service Group, Strike Price USD 35.88, Expires 8/03/10, Broker JPMorgan Chase Securities	3,400	(501)
California Water Service Group, Strike Price USD 36.50, Expires 8/31/10, Broker Citigroup Global Markets	1,100	(560)
California Water Service Group, Strike Price USD 37.37, Expires 9/24/10, Broker UBS Securities LLC	2,200	(1,336)
CenturyTel, Inc., Strike Price USD 34.56, Expires 8/13/10, Broker Credit Suisse First Boston	16,000	(16,925)
Chemical Financial Corp., Strike Price USD 23.17, Expires 8/16/10, Broker Credit Suisse First Boston	11,500	(5,155)
Cincinnati Financial Corp., Strike Price USD 27.58, Expires 8/03/10, Broker Morgan Stanley & Co., Inc.	37,000	(6,136)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Community Trust Bancorp, Inc., Strike Price USD 27.32, Expires 9/10/10, Broker UBS Securities LLC	8,300	$(12,964)
Energen Corp., Strike Price USD 46.27, Expires 8/27/10, Broker UBS Securities LLC	13,000	(5,816)
Erie Indemnity Co., Class A, Strike Price USD 47.07, Expires 8/10/10, Broker Credit Suisse First Boston	14,000	(29,413)
Federated Investors, Inc., Strike Price USD 22.64, Expires 8/13/10, Broker Credit Suisse First Boston	22,500	(1,014)
Graco, Inc., Strike Price USD 30.80, Expires 9/10/10, Broker Morgan Stanley & Co., Inc.	9,000	(17,397)
Harleysville Group, Inc., Strike Price USD 32.64, Expires 9/10/10, Broker UBS Securities LLC	9,800	(5,042)
Hormel Foods Corp., Strike Price USD 42.03, Expires 8/26/10, Broker Credit Suisse First Boston	29,700	(41,797)
Leggett & Platt, Inc., Strike Price USD 21.58, Expires 8/27/10, Broker Credit Suisse First Boston	30,000	(6,758)
Liberty Property Trust, Strike Price USD 32.28, Expires 8/10/10, Broker UBS Securities LLC	13,000	(5,553)
Martin Marietta Materials, Strike Price USD 89.81, Expires 8/13/10, Broker UBS Securities LLC	9,000	(5,252)
Masco Corp., Strike Price USD 13.97, Expires 8/02/10, Broker Credit Suisse First Boston	49,800	(1)
McCormick & Co., Inc., Non-Voting Shares, Strike Price USD 39.63, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	15,000	(2,040)
McGrath Rentcorp, Strike Price USD 23.65, Expires 9/08/10, Broker Goldman Sachs & Co.	11,000	(14,819)
MDU Resources Group, Inc., Strike Price USD 20.43, Expires 9/01/10, Broker Goldman Sachs & Co.	40,000	(2,507)
Mercury General Corp., Strike Price USD 42, Expires 9/02/10, Broker Credit Suisse First Boston	11,700	(21,324)
Meredith Corp., Strike Price USD 31.73, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	9,000	(5,555)
Meridian Bioscience, Inc., Strike Price USD 18.20, Expires 8/13/10, Broker Credit Suisse First Boston	13,500	(14,961)
MGE Energy, Inc., Strike Price USD 37.56, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	8,200	(5,963)
Middlesex Water Co., Strike Price USD 16.26, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	14,000	(10,761)
Myers Industries, Inc., Strike Price USD 8.43, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	24,000	(4,502)
Nacco Industries, Inc., Strike Price USD 93.68, Expires 9/14/10, Broker Credit Suisse First Boston	5,500	(43,389)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
New Jersey Resources Corp., Strike Price USD 36.62, Expires 8/13/10, Broker Credit Suisse First Boston	10,300	$(11,313)
New Jersey Resources Corp., Strike Price USD 36.87, Expires 9/10/10, Broker UBS Securities LLC	15,000	(13,214)
Northeast Utilities, Strike Price USD 26.11, Expires 8/04/10, Broker UBS Securities LLC	34,000	(58,820)
Northwest Natural Gas Co., Strike Price USD 44.60, Expires 9/01/10, Broker Credit Suisse First Boston	11,500	(32,315)
NSTAR, Strike Price USD 35.82, Expires 8/27/10, Broker UBS Securities LLC	29,000	(47,586)
Otter Tail Corp., Strike Price USD 21.24, Expires 9/23/10, Broker Morgan Stanley & Co., Inc.	11,500	(3,110)
Peidmont Natural Gas Co., Strike Price USD 26.35, Expires 9/10/10, Broker Morgan Stanley & Co., Inc.	20,700	(47,393)
Pentair, Inc., Strike Price USD 33.96, Expires 8/27/10, Broker Credit Suisse First Boston	31,000	(32,128)
Pitney Bowes, Inc., Strike Price USD 23.27, Expires 8/30/10, Broker JPMorgan Chase Securities	21,800	(28,700)
Pitney Bowes, Inc., Strike Price USD 23.27, Expires 9/08/10, Broker JPMorgan Chase Securities	21,800	(29,178)
Raven Industries, Inc., Strike Price USD 34.40, Expires 9/10/10, Broker Citigroup Global Markets	9,000	(22,098)
RPM International, Inc., Strike Price USD 18.75, Expires 8/26/10, Broker JPMorgan Chase Securities	32,000	(12,757)
S&T Bancorp, Inc., Strike Price USD 21.71, Expires 8/13/10, Broker Citigroup Global Markets	6,500	(1,077)
SJW Corp., Strike Price USD 24.82, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	9,000	(10,987)
Sonoco Products Co., Strike Price USD 32.70, Expires 9/08/10, Broker Credit Suisse First Boston	17,000	(13,194)
Sonoco Products Co., Strike Price USD 33.49, Expires 9/08/10, Broker JPMorgan Chase Securities	3,500	(1,629)
South Jersey Industries, Inc., Strike Price USD 44.54, Expires 8/13/10, Broker Credit Suisse First Boston	7,000	(15,249)
South Jersey Industries, Inc., Strike Price USD 46.31, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	5,300	(3,683)
Sovran Self Storage, Inc., Strike Price USD 37.72, Expires 9/23/10, Broker Morgan Stanley & Co., Inc.	7,700	(12,624)
Stepan Co., Strike Price USD 72.62, Expires 8/02/10, Broker Morgan Stanley & Co., Inc.	5,000	(180)
SUPERVALU, Inc., Strike Price USD 13.32, Expires 8/03/10, Broker Morgan Stanley & Co., Inc.	65,500	(1)
Tennant Co., Strike Price USD 32.35, Expires 9/10/10, Broker UBS Securities LLC	12,500	(72,431)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
UDR, Inc., Strike Price USD 20.24, Expires 8/06/10, Broker Morgan Stanley & Co., Inc.	29,800	$(27,884)
UGI Corp., Strike Price USD 26.76, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	22,000	(13,047)
Universal Health Realty Income Trust, Strike Price USD 33.17, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	11,000	(11,492)
Valley National Bancorp, Strike Price USD 14.22, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	26,000	(11,436)
Vector Group Ltd., Strike Price USD 16.96, Expires 8/13/10, Broker Credit Suisse First Boston	38,000	(75,521)
Vectren Corp., Strike Price USD 24.38, Expires 8/27/10, Broker UBS Securities LLC	9,000	(5,100)
WesBanco, Inc., Strike Price USD 16.64, Expires 9/23/10, Broker Morgan Stanley & Co., Inc.	12,100	(19,122)

Total Over-the-Counter Call Options Written		(1,194,633)

Total Options Written (Premiums Received $1,789,913)—(0.8)%		(2,276,100)

Total Investments Net of Outstanding Options Written—100.3%		289,636,150
Liabilities in Excess of Other Assets—(0.3)%		(799,392)

Net Assets—100.0%		$288,836,758

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$299,883,065

Gross unrealized appreciation	$20,796,751
Gross unrealized depreciation	(28,767,566)

Net unrealized depreciation	$(7,970,815)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Net Activity	Shares Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,951,206	3,302,782	7,253,988	$6,575

(c)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

JULY 31, 2010	4

Schedule of Investments (concluded)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[1]	$284,658,262	—	—	$284,658,262
Short-Term Securities	7,253,988	—	—	7,253,988

Total	$291,912,250	—	—	$291,912,250

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(985,662)	$(1,290,438)	—	$(2,276,100)

[2]	Derivative financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

USD  —  U.S. Dollar

5	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend Achievers™ Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Strategic Dividend Achievers™ Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Strategic Dividend Achievers™ Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Dividend Achievers™ Trust

Date: September 27, 2010